Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Narrative) (Details) (Preferred stock (Note 15) [Member], Class 11 [Member], JPY ¥)	Mar. 31, 2011	Mar. 31, 2010
Preferred stock (Note 15) [Member] | Class 11 [Member]
Preferred stock, Conversion price	¥ 865.9	¥ 865.9